Capital Stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Capital Stock
20. CAPITAL STOCK

[a]	At December 31, 2024, the Company’s authorized, issued and outstanding capital stock are as follows:
Preference shares - issuable in series -
99,760,000 authorized preference shares, issuable in series, none
of which are currently issued or outstanding.
Common Shares -
Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.
[ii]	Each share shall participate equally as to dividends.

[b]
The Company had a Normal Course Issuer Bid in place for the
12-month
period ending November 2023 [“2023 Bid”]. Subsequently, the Company entered into a new Normal Course Issuer Bid for the
12-month
period ending February 2025 [“Prior 2024 Bid”], which was terminated on November 6, 2024.

On November 5, 2024, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 28.5 million Magna Common Shares [the “2024 Bid”], representing approximately 10% of the Company’s public float of Common Shares. The Bid commenced on
November 7, 2024
, and will terminate no later than
November 6, 2025
.
The following is a summary of the Normal Course Issuer Bids [the number of shares in the table below are expressed in whole numbers]:

	2024		2023
	Shares purchased	Cash amount	Shares purchased	Cash amount

2022 Bid	—	$—	239,296	$13
Prior 2024 Bid	98,636	5	—	—
2024 Bid	4,551,327	202	—	—
	4,649,963	$207	239,296	$13

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 26, 2025 were exercised or converted:

Common Shares	281,688,546
Stock options [i]	5,905,458
287,594,004

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.